Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
EchoStar Corp. - Class A *	57,316	1,466
Frontier Communications Parent, Inc. *	105,133	3,770
Iridium Communications, Inc.	51,652	1,411
The New York Times Co. - Class A	77,422	3,840
Nexstar Media Group, Inc.	13,835	2,480
Warner Music Group Corp. - Class A	68,795	2,157
ZoomInfo Technologies, Inc. *	128,723	1,287

Total		16,411

Consumer Discretionary (13.1%)
Abercrombie & Fitch Co. *	23,903	1,825
Aramark	125,785	4,342
Autoliv, Inc.	33,931	3,001
AutoNation, Inc. *	12,239	1,982
Bath & Body Works, Inc.	102,772	3,116
Boyd Gaming Corp.	31,357	2,064
Brunswick Corp.	31,345	1,688
Burlington Stores, Inc. *	29,801	7,102
Capri Holdings, Ltd. *	55,962	1,104
CAVA Group, Inc. *	38,493	3,326
Chewy, Inc. - Class A *	78,596	2,555
Choice Hotels International, Inc.	10,604	1,408
Churchill Downs, Inc.	34,889	3,875
Columbia Sportswear Co.	15,119	1,144
Crocs, Inc. *	26,600	2,825
Dick’s Sporting Goods, Inc.	27,476	5,538
Duolingo, Inc. *	17,978	5,583
Five Below, Inc. *	26,041	1,951
Floor & Decor
Holdings, Inc. *	50,873	4,094
GameStop Corp. - Class A *	192,896	4,305
The Gap, Inc.	105,181	2,168
Gentex Corp.	107,524	2,505
The Goodyear Tire & Rubber Co. *	135,269	1,250
Graham Holdings Co. - Class B	1,600	1,537
Grand Canyon Education, Inc. *	13,608	2,354
H&R Block, Inc.	63,520	3,488
Harley-Davidson, Inc.	54,426	1,374

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Hilton Grand Vacations, Inc. *	29,474	1,103
Hyatt Hotels Corp. - Class A	20,235	2,479
KB Home	32,942	1,915
Lear Corp.	25,461	2,246
Light & Wonder, Inc. *	41,897	3,629
Lithia Motors, Inc.	12,640	3,710
Macy’s, Inc.	131,785	1,655
Marriott Vacations Worldwide Corp.	15,303	983
Mattel, Inc. *	159,854	3,106
Murphy USA, Inc.	8,645	4,062
Nordstrom, Inc.	46,237	1,131
Ollie’s Bargain Outlet Holdings, Inc. *	29,072	3,383
Penske Automotive Group, Inc.	8,842	1,273
Planet Fitness, Inc. - Class A *	39,936	3,858
Polaris, Inc.	24,950	1,021
PVH Corp.	26,416	1,708
RH *	7,150	1,676
Service Corp. International	68,430	5,488
Skechers USA, Inc. - Class A *	62,448	3,546
Taylor Morrison Home Corp. *	49,083	2,947
Tempur Sealy International, Inc.	90,742	5,434
Texas Roadhouse, Inc.	31,658	5,275
Thor Industries, Inc.	25,260	1,915
Toll Brothers, Inc.	47,387	5,004
TopBuild Corp. *	13,911	4,242
Travel + Leisure Co.	32,470	1,503
Under Armour, Inc. - Class A *	89,439	559
Under Armour, Inc. - Class C *	59,459	354
Vail Resorts, Inc.	17,714	2,835
Valvoline, Inc. *	60,302	2,099
VF Corp.	157,101	2,438
Visteon Corp. *	13,124	1,019
The Wendy’s Co.	80,693	1,181
Whirlpool Corp.	26,279	2,369
Wingstop, Inc.	13,861	3,127
Wyndham Hotels & Resorts, Inc.	36,879	3,338
YETI Holdings, Inc. *	40,188	1,330

Total		172,445

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (5.4%)
Albertsons Companies, Inc. - Class A	192,399	4,231
BellRing Brands, Inc. *	60,780	4,526
BJ’s Wholesale Club Holdings, Inc. *	62,668	7,150
The Boston Beer Co., Inc. - Class A *	4,098	979
Casey’s General Stores, Inc.	17,611	7,644
Celsius Holdings, Inc. *	74,423	2,651
Coca-Cola Consolidated, Inc.	2,797	3,776
Coty, Inc. - Class A *	174,253	953
Darling Ingredients, Inc. *	75,224	2,350
e.l.f. Beauty, Inc. *	26,690	1,676
Flowers Foods, Inc.	93,230	1,772
Ingredion, Inc.	30,598	4,137
Lancaster Colony Corp.	9,162	1,603
Maplebear, Inc. *	76,776	3,063
Performance Food Group Co. *	74,121	5,828
Pilgrim’s Pride Corp. *	19,126	1,042
Post Holdings, Inc. *	21,714	2,527
Sprouts Farmers Market, Inc. *	47,433	7,240
US Foods Holding Corp. *	109,298	7,155

Total		70,303

Energy (4.1%)
Antero Midstream Corp.	159,086	2,864
Antero Resources Corp. *	138,745	5,611
ChampionX Corp.	90,496	2,697
Chord Energy Corp.	29,016	3,271
Civitas Resources, Inc.	41,905	1,462
CNX Resources Corp. *	70,854	2,231
DT Midstream, Inc.	48,055	4,636
HF Sinclair Corp.	75,857	2,494
Matador Resources Co.	55,046	2,812
Murphy Oil Corp.	65,056	1,848
NOV, Inc.	180,583	2,748
Ovintiv, Inc.	123,470	5,285
PBF Energy, Inc. - Class A	46,582	889
Permian Resources Corp.	303,429	4,203
Range Resources Corp.	114,450	4,570
Valaris, Ltd. *	31,035	1,218
Viper Energy, Inc.	62,287	2,812

Index 400 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Weatherford International PLC	34,555	1,850

Total		53,501

Financials (18.4%)
Affiliated Managers Group, Inc.	13,878	2,332
Ally Financial, Inc.	130,384	4,755
American Financial Group, Inc.	34,262	4,500
Annaly Capital Management, Inc.	274,413	5,573
Associated Banc-Corp.	77,883	1,755
Bank OZK	49,949	2,170
Brighthouse Financial, Inc. *	27,913	1,619
Cadence Bank	87,119	2,645
The Carlyle Group, Inc.	100,115	4,364
CNO Financial Group, Inc.	48,154	2,006
Columbia Banking System, Inc.	99,448	2,480
Comerica, Inc.	62,348	3,682
Commerce Bancshares, Inc.	57,924	3,605
Cullen/Frost Bankers, Inc.	30,484	3,817
East West Bancorp, Inc.	65,774	5,904
Equitable Holdings, Inc.	146,993	7,657
Essent Group, Ltd.	49,828	2,876
Euronet Worldwide, Inc. *	19,598	2,094
Evercore, Inc. - Class A	16,795	3,354
F.N.B. Corp.	170,715	2,296
Federated Hermes, Inc.	36,988	1,508
Fidelity National Financial, Inc.	123,321	8,026
First American Financial Corp.	48,863	3,207
First Financial Bankshares, Inc.	60,837	2,185
First Horizon Corp.	248,557	4,827
FirstCash Holdings, Inc.	18,407	2,215
Flagstar Financial, Inc.	143,767	1,671
Glacier Bancorp, Inc.	53,623	2,371
Hamilton Lane, Inc. - Class A	20,561	3,057
Hancock Whitney Corp.	40,851	2,143
The Hanover Insurance Group, Inc.	17,093	2,973
Home BancShares, Inc.	87,791	2,482
Houlihan Lokey, Inc.	25,634	4,140
Interactive Brokers Group, Inc. - Class A	51,648	8,552
International Bancshares Corp.	25,407	1,602

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Janus Henderson Group PLC	60,402	2,183
Jefferies Financial Group, Inc.	77,225	4,137
Kemper Corp.	28,497	1,905
Kinsale Capital Group, Inc.	10,496	5,108
MGIC Investment Corp.	117,864	2,921
Morningstar, Inc.	12,820	3,844
Old National Bancorp	151,383	3,208
Old Republic International Corp.	110,622	4,339
Pinnacle Financial Partners, Inc.	36,311	3,850
Primerica, Inc.	15,827	4,503
Prosperity Bancshares, Inc.	45,210	3,227
Reinsurance Group of America, Inc.	31,248	6,153
RenaissanceRe Holdings, Ltd.	23,365	5,608
RLI Corp.	39,578	3,179
Ryan Specialty Holdings, Inc. - Class A	50,479	3,729
SEI Investments Co.	45,737	3,551
Selective Insurance Group, Inc.	28,854	2,641
Shift4 Payments, Inc. - Class A *	32,576	2,662
SLM Corp.	100,082	2,939
SouthState Corp.	46,586	4,324
Starwood Property Trust, Inc.	151,968	3,004
Stifel Financial Corp.	48,464	4,568
Synovus Financial Corp.	66,972	3,130
Texas Capital Bancshares, Inc. *	21,757	1,625
UMB Financial Corp.	32,295	3,265
United Bankshares, Inc.	67,772	2,350
Unum Group	77,925	6,348
Valley National Bancorp	224,600	1,997
Voya Financial, Inc.	45,644	3,093
Webster Financial Corp.	81,341	4,193
Western Alliance
Bancorp	51,749	3,976
WEX, Inc. *	16,567	2,601
Wintrust Financial Corp.	31,552	3,548
Zions Bancorp NA	70,171	3,499

Total		241,651

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Health Care (9.0%)
Acadia Healthcare Co., Inc. *	44,064	1,336
Amedisys, Inc. *	15,560	1,441
Avantor, Inc. *	323,027	5,236
BioMarin Pharmaceutical, Inc. *	90,421	6,392
Bio-Rad Laboratories, Inc. - Class A *	9,141	2,226
Bruker Corp.	52,518	2,192
Chemed Corp.	7,108	4,374
Cytokinetics, Inc. *	55,890	2,246
DENTSPLY SIRONA, Inc.	94,330	1,409
Doximity, Inc. - Class A *	63,331	3,675
Encompass Health Corp.	47,775	4,839
Ensign Group, Inc.	27,046	3,500
Envista Holdings Corp. *	81,695	1,410
Exelixis, Inc. *	132,777	4,902
Globus Medical, Inc. - Class A *	53,957	3,950
Haemonetics Corp. *	23,840	1,515
Halozyme Therapeutics, Inc. *	60,360	3,852
HealthEquity, Inc. *	41,201	3,641
Hims & Hers Health, Inc. *	90,700	2,680
Illumina, Inc. *	75,146	5,962
Jazz Pharmaceuticals PLC *	28,682	3,561
Lantheus Holdings, Inc. *	32,984	3,219
LivaNova PLC *	25,566	1,004
Masimo Corp. *	21,081	3,512
Medpace Holdings, Inc. *	11,854	3,612
Neurocrine Biosciences, Inc. *	47,302	5,232
Option Care Health, Inc. *	80,727	2,821
Penumbra, Inc. *	18,208	4,869
Perrigo Co. PLC	64,736	1,815
Repligen Corp. *	24,721	3,146
Roivant Sciences, Ltd. *	199,774	2,016
Sarepta Therapeutics, Inc. *	45,318	2,892
Sotera Health Co. *	73,223	854
Tenet Healthcare Corp. *	45,106	6,067
United Therapeutics Corp. *	21,180	6,529

Total		117,927

Index 400 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials (20.8%)
AAON, Inc.	32,004	2,500
Acuity Brands, Inc.	14,543	3,830
Advanced Drainage Systems, Inc.	33,493	3,639
AECOM	62,938	5,836
AGCO Corp.	29,393	2,721
Alaska Air Group, Inc. *	58,387	2,874
American Airlines Group, Inc. *	311,957	3,291
Applied Industrial Technologies, Inc.	18,202	4,102
ASGN, Inc. *	20,851	1,314
Avis Budget Group, Inc. *	8,156	619
The Brink’s Co.	20,712	1,785
BWX Technologies, Inc.	43,380	4,279
CACI International, Inc. *	10,636	3,903
Carlisle Cos., Inc.	21,091	7,181
Chart Industries, Inc. *	19,948	2,880
Clean Harbors, Inc. *	24,040	4,738
CNH Industrial NV	414,722	5,093
Comfort Systems USA, Inc.	16,831	5,425
Concentrix Corp.	21,984	1,223
Core & Main, Inc. - Class A *	90,223	4,359
Crane Co.	23,075	3,535
Curtiss-Wright Corp.	17,876	5,672
Donaldson Co., Inc.	56,677	3,801
EMCOR Group, Inc.	21,822	8,066
EnerSys	18,750	1,717
ESAB Corp.	26,953	3,140
ExlService Holdings, Inc. *	76,335	3,604
Exponent, Inc.	23,976	1,943
Flowserve Corp.	62,312	3,043
Fluor Corp. *	81,360	2,914
Fortune Brands Innovations, Inc.	58,934	3,588
FTI Consulting, Inc. *	16,761	2,750
GATX Corp.	16,855	2,617
Genpact, Ltd.	76,230	3,840
Graco, Inc.	80,129	6,692
GXO Logistics, Inc. *	56,536	2,209
Hexcel Corp.	38,495	2,108
Insperity, Inc.	16,693	1,490
ITT, Inc.	38,618	4,988
KBR, Inc.	63,216	3,149
Kirby Corp. *	27,248	2,752
Knight-Swift Transportation Holdings, Inc.	76,799	3,340
Landstar System, Inc.	16,761	2,517
Lincoln Electric Holdings, Inc.	26,771	5,064
ManpowerGroup, Inc.	22,292	1,290
MasTec, Inc. *	29,204	3,408
MAXIMUS, Inc.	26,863	1,832

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
The Middleby Corp. *	25,519	3,878
MSA Safety, Inc.	18,636	2,734
MSC Industrial Direct Co., Inc.	21,212	1,648
Mueller Industries, Inc.	53,954	4,108
NEXTracker, Inc. - Class A *	68,179	2,873
nVent Electric PLC	78,186	4,099
Oshkosh Corp.	30,866	2,904
Owens Corning	40,693	5,812
Parsons Corp. *	22,090	1,308
Paylocity Holding Corp. *	20,681	3,874
RB Global, Inc.	87,491	8,775
RBC Bearings, Inc. *	14,835	4,773
Regal Rexnord Corp.	31,419	3,577
Ryder System, Inc.	19,954	2,870
Saia, Inc. *	12,617	4,409
Science Applications International Corp.	23,192	2,604
Sensata Technologies Holding PLC	70,958	1,722
Simpson Manufacturing Co., Inc.	20,009	3,143
Terex Corp.	31,525	1,191
Tetra Tech, Inc.	127,169	3,720
The Timken Co.	30,270	2,176
The Toro Co.	47,741	3,473
Trex Co., Inc. *	50,840	2,954
UFP Industries, Inc.	28,806	3,083
Valmont Industries, Inc.	9,504	2,712
Watsco, Inc.	16,524	8,399
Watts Water Technologies, Inc. - Class A	12,986	2,648
WESCO International, Inc.	21,062	3,271
Woodward, Inc.	28,159	5,139
XPO Logistics, Inc. *	55,616	5,983

Total		272,521

Information Technology (9.8%)
Allegro Microsystems, Inc. *	62,030	1,559
Amkor Technology, Inc.	53,603	968
AppFolio, Inc. - Class A *	11,028	2,425
Arrow Electronics, Inc. *	24,827	2,578
Avnet, Inc.	41,156	1,979
Belden, Inc.	19,084	1,913
BILL Holdings, Inc. *	44,495	2,042
Blackbaud, Inc. *	18,043	1,120
Ciena Corp. *	67,413	4,074
Cirrus Logic, Inc. *	25,213	2,513
Cognex Corp.	80,582	2,404
Coherent Corp. *	73,509	4,774
CommVault Systems, Inc. *	20,872	3,293

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Crane Holdings Co.	23,186	1,192
DocuSign, Inc. *	95,838	7,801
Dolby Laboratories, Inc. - Class A	29,039	2,332
Dropbox, Inc. - Class A *	102,670	2,742
Dynatrace, Inc. *	142,010	6,696
Entegris, Inc.	71,703	6,273
Fabrinet *	17,082	3,374
Flex, Ltd. *	181,693	6,010
Guidewire Software, Inc. *	39,619	7,423
IPG Photonics Corp. *	12,518	790
Kyndryl Holdings, Inc. *	110,376	3,466
Lattice Semiconductor Corp. *	65,459	3,433
Littelfuse, Inc.	11,770	2,316
Lumentum Holdings, Inc. *	32,825	2,046
MACOM Technology Solutions Holdings, Inc. *	28,212	2,832
Manhattan Associates, Inc. *	28,999	5,018
MKS Instruments, Inc.	31,928	2,559
Novanta, Inc. *	17,042	2,179
Onto Innovation, Inc. *	23,432	2,843
Power Integrations, Inc.	27,039	1,365
Pure Storage, Inc. *	147,032	6,509
Qualys, Inc. *	17,366	2,187
Rambus, Inc. *	50,564	2,618
Silicon Laboratories, Inc. *	15,398	1,733
Synaptics, Inc. *	18,599	1,185
TD SYNNEX Corp.	35,682	3,709
Universal Display Corp.	20,942	2,921
Vontier Corp.	70,523	2,317
The Western Union Co.	160,407	1,697

Total		129,208

Materials (6.5%)
Alcoa Corp.	122,546	3,738
AptarGroup, Inc.	31,554	4,682
Ashland Global Holdings, Inc.	22,385	1,327
ATI, Inc. *	67,652	3,520
Avient Corp.	43,323	1,610
Axalta Coating Systems, Ltd. *	103,440	3,431
Berry Global Group, Inc.	54,924	3,834
Cabot Corp.	25,710	2,138
Carpenter Technology Corp.	23,692	4,292
Cleveland-Cliffs, Inc. *	229,619	1,887
Commercial Metals Co.	54,064	2,487
Crown Holdings, Inc.	55,532	4,957
Eagle Materials, Inc.	15,826	3,512

Index 400 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Materials continued
Graphic Packaging Holding Co.	142,426	3,697
Greif, Inc. - Class A	12,294	676
Knife River Corp. *	26,856	2,423
Louisiana-Pacific Corp.	29,650	2,727
NewMarket Corp.	3,631	2,057
Olin Corp.	55,230	1,339
Reliance, Inc.	25,660	7,409
Royal Gold, Inc.	31,185	5,099
RPM International, Inc.	60,976	7,054
The Scotts Miracle-Gro Co.	20,446	1,122
Silgan Holdings, Inc.	38,321	1,959
Sonoco Products Co.	46,485	2,196
United States Steel Corp.	106,804	4,514
Westlake Corp.	15,862	1,587

Total		85,274

Real Estate (7.4%)
Agree Realty Corp.	50,789	3,921
American Homes 4 Rent - Class A	150,496	5,690
Brixmor Property Group, Inc.	145,110	3,853
Corporate Office Properties Trust	53,245	1,452
Cousins Properties, Inc.	79,526	2,346
CubeSmart LP	107,308	4,583
EastGroup Properties, Inc.	24,647	4,342
EPR Properties	35,931	1,890
Equity LifeStyle Properties, Inc.	90,648	6,046
First Industrial Realty Trust, Inc.	62,813	3,389
Gaming and Leisure Properties, Inc.	130,170	6,626
Healthcare Realty Trust, Inc.	168,104	2,841
Independence Realty Trust, Inc.	109,337	2,321
Jones Lang LaSalle, Inc. *	22,505	5,579
Kilroy Realty Corp.	50,444	1,653
Kite Realty Group Trust	104,233	2,332
Lamar Advertising Co. - Class A	41,715	4,746
National Storage Affiliates Trust	33,128	1,305
NNN REIT, Inc.	89,003	3,796
Omega Healthcare Investors, Inc.	133,691	5,091
Park Hotels & Resorts, Inc.	97,971	1,046
PotlatchDeltic Corp.	34,027	1,535
Rayonier, Inc.	66,701	1,860
Rexford Industrial Realty, Inc.	107,994	4,228

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Sabra Health Care
REIT, Inc.	112,239	1,961
STAG Industrial, Inc.	88,541	3,198
Vornado Realty Trust	78,751	2,913
WP Carey, Inc.	103,824	6,552

Total		97,095

Utilities (3.0%)
ALLETE, Inc.	27,486	1,806
Black Hills Corp.	33,996	2,062
Essential Utilities, Inc.	119,878	4,739
IDACORP, Inc.	25,276	2,938
National Fuel Gas Co.	42,952	3,401
New Jersey Resources Corp.	47,593	2,335
Northwestern Energy Group, Inc.	28,987	1,677
OGE Energy Corp.	95,323	4,381
ONE Gas, Inc.	26,889	2,032
Ormat Technologies, Inc.	27,274	1,930
Portland General Electric Co.	51,918	2,316
Southwest Gas Holdings, Inc.	28,592	2,053
Spire, Inc.	27,689	2,167
TXNM Energy, Inc.	42,791	2,288
UGI Corp.	101,901	3,370

Total		39,495

Total Common Stocks (Cost: $997,376)		1,295,831

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury 0.000%, 9/11/25 b	1,032,000	1,013

Total		1,013

Total Short-Term Investments (Cost: $1,013)		1,013

Total Investments (98.9%) (Cost: $998,389)@		1,296,844

Other Assets, Less Liabilities (1.1%)		14,992

Net Assets (100.0%)		1,311,836

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Variation Margin (000’s)
E-Mini S&P MidCap 400 Futures	Long	USD	6	55	6/25	$16,163		$(137)	$34

								$(137)	$34

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
		Variation Margin (000’s)		Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ –	$ 34	$ 34	$ –	$ –	$ –	$ –

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $998,389 and the net unrealized appreciation of investments based on that cost was $298,318 which is comprised of $387,526 aggregate gross unrealized appreciation and $89,208 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,295,831	$—	$—
Short-Term Investments	—	1,013	—

Total Assets:	$1,295,831	$1,013	$—

Liabilities:
Other Financial Instruments^
Futures	(137)	—	—

Total Liabilities:	$(137)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand